Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before Income Tax Expenses

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
PRC	570,659	946,261	1,292,104	199,468
Non PRC	(2,203)	(4,800)	(15,913)	(2,457)

	568,456	941,461	1,276,191	197,011

Income Tax Expense

The income tax expense is comprised of:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Current	136,047	187,447	292,017	45,080
Deferred	(23,753)	5,334	(6,475)	(1,000)

	112,294	192,781	285,542	44,080

Reconciliation of Income Tax Expense

The reconciliation of income tax expense for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Income before income tax expense	568,456	941,461	1,276,191	197,011
Income tax expense computed at applicable tax rates (25%)	142,114	235,365	319,047	49,252
Non-deductible expenses	697	8,344	16,372	2,528
Change in valuation allowances	2,114	5,493	16,054	2,478
Outside basis difference	14,254	27,789	(17,329)	(2,675)
Effect of international tax rate difference	551	1,200	3,978	614
Interest expense relating to unrecognized tax benefits	2,115	3,984	3,809	588
Effect of preferential tax rate	(49,551)	(89,394)	(56,389)	(8,705)

Income tax expense	112,294	192,781	285,542	44,080

Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	84	937	144
Accrued staff cost	31,463	3,396	524
Accrued expenses	7,802	8,972	1,385
Revenue recognition	17,941	30,912	4,772
Tax losses	2,962	4,071	629
VAT refund	—	4,111	635
Less: Valuation allowances	(2,283)	(6,422)	(991)

Net current deferred tax assets	57,969	45,977	7,098

Non-current
Tax losses	5,324	17,239	2,661
Less: Valuation allowances	(5,324)	(17,239)	(2,661)

Net non-current deferred tax assets	—	—	—

Total deferred tax assets	57,969	45,977	7,098

Deferred tax liabilities
Non-current
Intangible assets	9,677	8,539	1,318
Outside basis difference	498,700	481,371	74,311

Total non-current deferred tax liabilities	508,377	489,910	75,629

Total deferred tax liabilities	508,377	489,910	75,629

Schedule of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Beginning balance	26,659	17,274	2,667
Additions based on tax positions related to current year	4,662	4,729	730
Decreases based on tax positions related to prior years	(14,047)	—	—

Ending balance	17,274	22,003	3,397